Portfolio of Investments August 31, 2025
Lifecycle Retirement Income

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
1,805,943 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/01/25; cost $18,557,730) $ 17,174,517
TOTAL DIRECT REAL ESTATE 17,174,517
FIXED INCOME—39.9%
9,120,658 (c)
Nuveen Core Bond Fund, Class W 83,910,053
5,632,560 (c)
Nuveen Core Plus Bond Fund, Class W 51,988,528
840,185 (c)
Nuveen Emerging Markets Debt Fund, Class W 7,570,065
898,525 (c)
Nuveen High Yield Fund, Class W 7,969,913
937,133 (c)
Nuveen International Bond Fund, Class W 8,349,856
TOTAL FIXED INCOME 159,788,415
INFLATION-PROTECTED ASSETS—10.0%
3,645,558 (c)
Nuveen Inflation Linked Bond Fund, Class W 40,064,680
TOTAL INFLATION-PROTECTED ASSETS 40,064,680
INTERNATIONAL EQUITY—12.6%
968,520 (c)
Nuveen Emerging Markets Equity Fund, Class W 8,958,810
1,322,612 (c)
Nuveen International Equity Fund, Class W 21,320,498
771,156 (c)
Nuveen International Opportunities Fund, Class W 12,955,426
531,781 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 7,253,489
TOTAL INTERNATIONAL EQUITY 50,488,223
SHORT-TERM FIXED INCOME—9.9%
3,904,132 (c)
Nuveen Short Term Bond Fund, Class W 39,861,186
TOTAL SHORT-TERM FIXED INCOME 39,861,186
U.S. EQUITY—23.2%
853,394 (c)
Nuveen Core Equity Fund, Class W 13,790,842
208,785 (c)
Nuveen Dividend Growth Fund, Class R6 13,882,145
908,274 (c)
Nuveen Dividend Value Fund, Class R6 14,278,072
408,074 (c)
Nuveen Growth Opportunities ETF 15,331,340
487,964 (c)
Nuveen Large Cap Growth Fund, Class W 15,370,877
582,082 (c)
Nuveen Large Cap Value Fund, Class W 14,290,121
134,351 (c)
Nuveen Quant Small Cap Equity Fund, Class W 2,700,460
203,056 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,346,367
TOTAL U.S. EQUITY 92,990,224
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $349,686,805) 400,367,245
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$117,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 117,000
TOTAL REPURCHASE AGREEMENT 117,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $117,000) 117,000
TOTAL INVESTMENTS—99.9%
(Cost $349,803,805) 400,484,245
OTHER ASSETS & LIABILITIES, NET—0.1% 302,594
NET ASSETS—100.0% $ 400,786,839
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $117,056 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $119,380.

Lifecycle Retirement Income

Portfolio of Investments August 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Affiliated investment companies $ 383,192,728 $ — $ — 17,174,517 $ 400,367,245
Short-term investments — 117,000 — — 117,000
Total $ 383,192,728 $ 117,000 $ — $ 17,174,517 $ 400,484,245
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2010

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—2.1%
1,545,377 (b),(c)
Nuveen Real Property Fund LP (purchased 7/01/16-4/09/25; cost $15,622,234) $ 14,696,531
TOTAL DIRECT REAL ESTATE 14,696,531
FIXED INCOME—39.9%
15,883,463 (c)
Nuveen Core Bond Fund, Class W 146,127,862
9,808,997 (c)
Nuveen Core Plus Bond Fund, Class W 90,537,043
1,461,872 (c)
Nuveen Emerging Markets Debt Fund, Class W 13,171,469
1,564,616 (c)
Nuveen High Yield Fund, Class W 13,878,142
1,630,558 (c)
Nuveen International Bond Fund, Class W 14,528,273
TOTAL FIXED INCOME 278,242,789
INFLATION-PROTECTED ASSETS—10.0%
6,347,495 (c)
Nuveen Inflation Linked Bond Fund, Class W 69,758,969
TOTAL INFLATION-PROTECTED ASSETS 69,758,969
INTERNATIONAL EQUITY—11.5%
1,537,761 (c)
Nuveen Emerging Markets Equity Fund, Class W 14,224,290
2,114,840 (c)
Nuveen International Equity Fund, Class W 34,091,224
1,231,833 (c)
Nuveen International Opportunities Fund, Class W 20,694,790
849,421 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 11,586,104
TOTAL INTERNATIONAL EQUITY 80,596,408
SHORT-TERM FIXED INCOME—15.1%
10,301,718 (c)
Nuveen Short Term Bond Fund, Class W 105,180,541
TOTAL SHORT-TERM FIXED INCOME 105,180,541
U.S. EQUITY—21.3%
1,360,664 (c)
Nuveen Core Equity Fund, Class W 21,988,334
332,579 (c)
Nuveen Dividend Growth Fund, Class R6 22,113,166
1,450,355 (c)
Nuveen Dividend Value Fund, Class R6 22,799,574
653,400 (c)
Nuveen Growth Opportunities ETF 24,548,238
779,030 (c)
Nuveen Large Cap Growth Fund, Class W 24,539,457
929,261 (c)
Nuveen Large Cap Value Fund, Class W 22,813,346
214,483 (c)
Nuveen Quant Small Cap Equity Fund, Class W 4,311,110
324,165 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 5,342,240
TOTAL U.S. EQUITY 148,455,465
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $599,674,423) 696,930,703
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$902,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 902,000
TOTAL REPURCHASE AGREEMENT 902,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $902,000) 902,000
TOTAL INVESTMENTS—100.0%
(Cost $600,576,423) 697,832,703
OTHER ASSETS & LIABILITIES, NET—(0.0)% (274,448)
NET ASSETS—100.0% $ 697,558,255
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $902,434 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $920,092.

Lifecycle 2010

Portfolio of Investments August 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2010
Affiliated investment companies $ 682,234,172 $ — $ — 14,696,531 $ 696,930,703
Short-term investments — 902,000 — — 902,000
Total $ 682,234,172 $ 902,000 $ — $ 14,696,531 $ 697,832,703
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2015

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
4,387,441 (b),(c)
Nuveen Real Property Fund LP (purchased 11/28/16-4/09/25; cost $44,995,714) $ 41,724,564
TOTAL DIRECT REAL ESTATE 41,724,564
FIXED INCOME—39.9%
22,350,369 (c)
Nuveen Core Bond Fund, Class W 205,623,394
13,800,718 (c)
Nuveen Core Plus Bond Fund, Class W 127,380,628
2,056,303 (c)
Nuveen Emerging Markets Debt Fund, Class W 18,527,290
2,202,327 (c)
Nuveen High Yield Fund, Class W 19,534,643
2,292,962 (c)
Nuveen International Bond Fund, Class W 20,430,294
TOTAL FIXED INCOME 391,496,249
INFLATION-PROTECTED ASSETS—10.0%
8,930,891 (c)
Nuveen Inflation Linked Bond Fund, Class W 98,150,497
TOTAL INFLATION-PROTECTED ASSETS 98,150,497
INTERNATIONAL EQUITY—12.6%
2,364,253 (c)
Nuveen Emerging Markets Equity Fund, Class W 21,869,340
3,234,498 (c)
Nuveen International Equity Fund, Class W 52,140,100
1,883,913 (c)
Nuveen International Opportunities Fund, Class W 31,649,736
1,297,553 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 17,698,628
TOTAL INTERNATIONAL EQUITY 123,357,804
SHORT-TERM FIXED INCOME—10.1%
9,694,256 (c)
Nuveen Short Term Bond Fund, Class W 98,978,350
TOTAL SHORT-TERM FIXED INCOME 98,978,350
U.S. EQUITY—23.1%
2,084,385 (c)
Nuveen Core Equity Fund, Class W 33,683,661
507,827 (c)
Nuveen Dividend Growth Fund, Class R6 33,765,449
2,220,247 (c)
Nuveen Dividend Value Fund, Class R6 34,902,283
1,001,198 (c)
Nuveen Growth Opportunities ETF 37,615,009
1,189,040 (c)
Nuveen Large Cap Growth Fund, Class W 37,454,774
1,423,226 (c)
Nuveen Large Cap Value Fund, Class W 34,940,195
328,426 (c)
Nuveen Quant Small Cap Equity Fund, Class W 6,601,369
496,059 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 8,175,053
TOTAL U.S. EQUITY 227,137,793
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $875,664,434) 980,845,257
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$562,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 562,000
TOTAL REPURCHASE AGREEMENT 562,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $562,000) 562,000
TOTAL INVESTMENTS—100.0%
(Cost $876,226,434) 981,407,257
OTHER ASSETS & LIABILITIES, NET—0.0% 5,329
NET ASSETS—100.0% $ 981,412,586
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $562,270 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $573,330.

Lifecycle 2015

Portfolio of Investments August 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2015
Affiliated investment companies $ 939,120,693 $ — $ — 41,724,564 $ 980,845,257
Short-term investments — 562,000 — — 562,000
Total $ 939,120,693 $ 562,000 $ — $ 41,724,564 $ 981,407,257
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2020

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
9,480,875 (b),(c)
Nuveen Real Property Fund LP (purchased 11/28/16-8/01/25; cost $97,893,144) $ 90,163,124
TOTAL DIRECT REAL ESTATE 90,163,124
FIXED INCOME—38.9%
46,695,007 (c)
Nuveen Core Bond Fund, Class W 429,594,067
28,838,893 (c)
Nuveen Core Plus Bond Fund, Class W 266,182,982
4,302,649 (c)
Nuveen Emerging Markets Debt Fund, Class W 38,766,865
4,601,445 (c)
Nuveen High Yield Fund, Class W 40,814,817
4,792,254 (c)
Nuveen International Bond Fund, Class W 42,698,984
TOTAL FIXED INCOME 818,057,715
INFLATION-PROTECTED ASSETS—8.0%
15,403,365 (c)
Nuveen Inflation Linked Bond Fund, Class W 169,282,986
TOTAL INFLATION-PROTECTED ASSETS 169,282,986
INTERNATIONAL EQUITY—14.3%
5,744,814 (c)
Nuveen Emerging Markets Equity Fund, Class W 53,139,533
7,899,879 (c)
Nuveen International Equity Fund, Class W 127,346,049
4,601,368 (c)
Nuveen International Opportunities Fund, Class W 77,302,988
3,168,770 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 43,222,016
TOTAL INTERNATIONAL EQUITY 301,010,586
SHORT-TERM FIXED INCOME—8.0%
16,491,509 (c)
Nuveen Short Term Bond Fund, Class W 168,378,306
TOTAL SHORT-TERM FIXED INCOME 168,378,306
U.S. EQUITY—26.4%
5,081,352 (c)
Nuveen Core Equity Fund, Class W 82,114,652
1,240,028 (c)
Nuveen Dividend Growth Fund, Class R6 82,449,450
5,415,705 (c)
Nuveen Dividend Value Fund, Class R6 85,134,880
2,441,100 (c)
Nuveen Growth Opportunities ETF 91,712,127
2,906,178 (c)
Nuveen Large Cap Growth Fund, Class W 91,544,611
3,474,336 (c)
Nuveen Large Cap Value Fund, Class W 85,294,945
801,004 (c)
Nuveen Quant Small Cap Equity Fund, Class W 16,100,188
1,210,622 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 19,951,043
TOTAL U.S. EQUITY 554,301,896
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,832,495,464) 2,101,194,613
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$51,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 51,000
TOTAL REPURCHASE AGREEMENT 51,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $51,000) 51,000
TOTAL INVESTMENTS—99.9%
(Cost $1,832,546,464) 2,101,245,613
OTHER ASSETS & LIABILITIES, NET—0.1% 1,821,457
NET ASSETS—100.0% $ 2,103,067,070
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $51,025 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 7/31/29, valued at $52,121.

Lifecycle 2020

Portfolio of Investments August 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2020
Affiliated investment companies $ 2,011,031,489 $ — $ — 90,163,124 $ 2,101,194,613
Short-term investments — 51,000 — — 51,000
Total $ 2,011,031,489 $ 51,000 $ — $ 90,163,124 $ 2,101,245,613
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2025

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—4.3%
15,271,540 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/01/25; cost $159,494,065) $ 145,232,347
TOTAL DIRECT REAL ESTATE 145,232,347
FIXED INCOME—37.9%
73,258,939 (c)
Nuveen Core Bond Fund, Class W 673,982,243
45,255,720 (c)
Nuveen Core Plus Bond Fund, Class W 417,710,297
6,742,992 (c)
Nuveen Emerging Markets Debt Fund, Class W 60,754,359
7,217,898 (c)
Nuveen High Yield Fund, Class W 64,022,759
7,522,301 (c)
Nuveen International Bond Fund, Class W 67,023,706
TOTAL FIXED INCOME 1,283,493,364
INFLATION-PROTECTED ASSETS—6.1%
18,642,907 (c)
Nuveen Inflation Linked Bond Fund, Class W 204,885,551
TOTAL INFLATION-PROTECTED ASSETS 204,885,551
INTERNATIONAL EQUITY—16.1%
10,394,371 (c)
Nuveen Emerging Markets Equity Fund, Class W 96,147,936
14,274,066 (c)
Nuveen International Equity Fund, Class W 230,097,939
8,309,807 (c)
Nuveen International Opportunities Fund, Class W 139,604,752
5,730,570 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 78,164,977
TOTAL INTERNATIONAL EQUITY 544,015,604
SHORT-TERM FIXED INCOME—6.0%
19,968,357 (c)
Nuveen Short Term Bond Fund, Class W 203,876,920
TOTAL SHORT-TERM FIXED INCOME 203,876,920
U.S. EQUITY—29.6%
9,190,043 (c)
Nuveen Core Equity Fund, Class W 148,511,098
2,242,752 (c)
Nuveen Dividend Growth Fund, Class R6 149,120,554
9,793,514 (c)
Nuveen Dividend Value Fund, Class R6 153,954,036
4,407,798 (c)
Nuveen Growth Opportunities ETF 165,600,971
5,258,637 (c)
Nuveen Large Cap Growth Fund, Class W 165,647,065
6,272,660 (c)
Nuveen Large Cap Value Fund, Class W 153,993,812
1,447,744 (c)
Nuveen Quant Small Cap Equity Fund, Class W 29,099,656
2,188,097 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 36,059,835
TOTAL U.S. EQUITY 1,001,987,027
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,882,530,751) 3,383,490,813
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,097,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 2,097,000
TOTAL REPURCHASE AGREEMENT 2,097,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,097,000) 2,097,000
TOTAL INVESTMENTS—100.1%
(Cost $2,884,627,751) 3,385,587,813
OTHER ASSETS & LIABILITIES, NET—(0.1)% (1,910,090)
NET ASSETS—100.0% $ 3,383,677,723
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $2,098,009 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $2,138,989.

Lifecycle 2025

Portfolio of Investments August 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2025
Affiliated investment companies $ 3,238,258,466 $ — $ — 145,232,347 $ 3,383,490,813
Short-term investments — 2,097,000 — — 2,097,000
Total $ 3,238,258,466 $ 2,097,000 $ — $ 145,232,347 $ 3,385,587,813
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2030

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
20,227,276 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/01/25; cost $214,218,909) $ 192,361,394
TOTAL DIRECT REAL ESTATE 192,361,394
FIXED INCOME—33.2%
84,808,168 (c)
Nuveen Core Bond Fund, Class W 780,235,148
52,382,003 (c)
Nuveen Core Plus Bond Fund, Class W 483,485,888
7,822,119 (c)
Nuveen Emerging Markets Debt Fund, Class W 70,477,296
8,350,367 (c)
Nuveen High Yield Fund, Class W 74,067,754
8,697,252 (c)
Nuveen International Bond Fund, Class W 77,492,515
TOTAL FIXED INCOME 1,485,758,601
INFLATION-PROTECTED ASSETS—4.0%
16,516,156 (c)
Nuveen Inflation Linked Bond Fund, Class W 181,512,551
TOTAL INFLATION-PROTECTED ASSETS 181,512,551
INTERNATIONAL EQUITY—19.1%
16,389,757 (c)
Nuveen Emerging Markets Equity Fund, Class W 151,605,255
22,512,519 (c)
Nuveen International Equity Fund, Class W 362,901,808
13,125,502 (c)
Nuveen International Opportunities Fund, Class W 220,508,437
9,050,912 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 123,454,439
TOTAL INTERNATIONAL EQUITY 858,469,939
SHORT-TERM FIXED INCOME—4.0%
17,684,245 (c)
Nuveen Short Term Bond Fund, Class W 180,556,140
TOTAL SHORT-TERM FIXED INCOME 180,556,140
U.S. EQUITY—35.3%
14,492,091 (c)
Nuveen Core Equity Fund, Class W 234,192,194
3,538,744 (c)
Nuveen Dividend Growth Fund, Class R6 235,291,073
15,458,567 (c)
Nuveen Dividend Value Fund, Class R6 243,008,673
6,953,295 (c)
Nuveen Growth Opportunities ETF 261,235,293
8,285,344 (c)
Nuveen Large Cap Growth Fund, Class W 260,988,332
9,897,094 (c)
Nuveen Large Cap Value Fund, Class W 242,973,646
2,284,032 (c)
Nuveen Quant Small Cap Equity Fund, Class W 45,909,047
3,452,055 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 56,889,874
TOTAL U.S. EQUITY 1,580,488,132
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,684,859,140) 4,479,146,757
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,090,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 3,090,000
TOTAL REPURCHASE AGREEMENT 3,090,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,090,000) 3,090,000
TOTAL INVESTMENTS—100.0%
(Cost $3,687,949,140) 4,482,236,757
OTHER ASSETS & LIABILITIES, NET—(0.0)% (565,364)
NET ASSETS—100.0% $ 4,481,671,393
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $3,091,487 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $3,151,842.

Lifecycle 2030

Portfolio of Investments August 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2030
Affiliated investment companies $ 4,286,785,363 $ — $ — 192,361,394 $ 4,479,146,757
Short-term investments — 3,090,000 — — 3,090,000
Total $ 4,286,785,363 $ 3,090,000 $ — $ 192,361,394 $ 4,482,236,757
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2035

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.3%
22,689,823 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/08/25; cost $242,371,160) $ 215,780,218
TOTAL DIRECT REAL ESTATE 215,780,218
FIXED INCOME—28.3%
81,129,509 (c)
Nuveen Core Bond Fund, Class W 746,391,481
50,092,575 (c)
Nuveen Core Plus Bond Fund, Class W 462,354,469
7,474,996 (c)
Nuveen Emerging Markets Debt Fund, Class W 67,349,717
7,977,459 (c)
Nuveen High Yield Fund, Class W 70,760,064
8,311,745 (c)
Nuveen International Bond Fund, Class W 74,057,650
TOTAL FIXED INCOME 1,420,913,381
INFLATION-PROTECTED ASSETS—2.0%
9,374,443 (c)
Nuveen Inflation Linked Bond Fund, Class W 103,025,125
TOTAL INFLATION-PROTECTED ASSETS 103,025,125
INTERNATIONAL EQUITY—22.2%
21,456,751 (c)
Nuveen Emerging Markets Equity Fund, Class W 198,474,943
29,338,624 (c)
Nuveen International Equity Fund, Class W 472,938,616
17,101,352 (c)
Nuveen International Opportunities Fund, Class W 287,302,707
11,785,481 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 160,753,963
TOTAL INTERNATIONAL EQUITY 1,119,470,229
SHORT-TERM FIXED INCOME—2.0%
10,039,302 (c)
Nuveen Short Term Bond Fund, Class W 102,501,278
TOTAL SHORT-TERM FIXED INCOME 102,501,278
U.S. EQUITY—41.0%
18,881,995 (c)
Nuveen Core Equity Fund, Class W 305,133,043
4,610,865 (c)
Nuveen Dividend Growth Fund, Class R6 306,576,426
20,136,350 (c)
Nuveen Dividend Value Fund, Class R6 316,543,421
9,045,931 (c)
Nuveen Growth Opportunities ETF 339,855,628
10,814,425 (c)
Nuveen Large Cap Growth Fund, Class W 340,654,386
12,928,889 (c)
Nuveen Large Cap Value Fund, Class W 317,404,222
2,976,821 (c)
Nuveen Quant Small Cap Equity Fund, Class W 59,834,110
4,499,136 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 74,145,762
TOTAL U.S. EQUITY 2,060,146,998
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,954,057,777) 5,021,837,229
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,790,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 3,790,000
TOTAL REPURCHASE AGREEMENT 3,790,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,790,000) 3,790,000
TOTAL INVESTMENTS—99.9%
(Cost $3,957,847,777) 5,025,627,229
OTHER ASSETS & LIABILITIES, NET—0.1% 3,295,252
NET ASSETS—100.0% $ 5,028,922,481
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $3,791,823 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $3,865,888.

Lifecycle 2035

Portfolio of Investments August 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2035
Affiliated investment companies $ 4,806,057,011 $ — $ — 215,780,218 $ 5,021,837,229
Short-term investments — 3,790,000 — — 3,790,000
Total $ 4,806,057,011 $ 3,790,000 $ — $ 215,780,218 $ 5,025,627,229
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2040

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
27,904,325 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/14/25; cost $296,303,166) $ 265,370,133
TOTAL DIRECT REAL ESTATE 265,370,133
FIXED INCOME—19.5%
68,911,209 (c)
Nuveen Core Bond Fund, Class W 633,983,118
42,561,171 (c)
Nuveen Core Plus Bond Fund, Class W 392,839,612
6,365,122 (c)
Nuveen Emerging Markets Debt Fund, Class W 57,349,752
6,762,012 (c)
Nuveen High Yield Fund, Class W 59,979,046
7,043,231 (c)
Nuveen International Bond Fund, Class W 62,755,187
TOTAL FIXED INCOME 1,206,906,715
INFLATION-PROTECTED ASSETS—0.1%
267,583 (c)
Nuveen Inflation Linked Bond Fund, Class W 2,940,735
TOTAL INFLATION-PROTECTED ASSETS 2,940,735
INTERNATIONAL EQUITY—26.8%
31,649,815 (c)
Nuveen Emerging Markets Equity Fund, Class W 292,760,791
43,358,748 (c)
Nuveen International Equity Fund, Class W 698,943,019
25,213,851 (c)
Nuveen International Opportunities Fund, Class W 423,592,696
17,382,830 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 237,101,796
TOTAL INTERNATIONAL EQUITY 1,652,398,302
SHORT-TERM FIXED INCOME—0.0%
280,892 (c)
Nuveen Short Term Bond Fund, Class W 2,867,908
TOTAL SHORT-TERM FIXED INCOME 2,867,908
U.S. EQUITY—49.2%
27,859,284 (c)
Nuveen Core Equity Fund, Class W 450,206,026
6,818,515 (c)
Nuveen Dividend Growth Fund, Class R6 453,363,076
29,731,363 (c)
Nuveen Dividend Value Fund, Class R6 467,377,024
13,346,889 (c)
Nuveen Growth Opportunities ETF 501,442,620
15,942,208 (c)
Nuveen Large Cap Growth Fund, Class W 502,179,567
19,066,042 (c)
Nuveen Large Cap Value Fund, Class W 468,071,325
4,398,780 (c)
Nuveen Quant Small Cap Equity Fund, Class W 88,415,473
6,666,831 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 109,869,369
TOTAL U.S. EQUITY 3,040,924,480
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,576,600,801) 6,171,408,273
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,692,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 5,692,000
TOTAL REPURCHASE AGREEMENT 5,692,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,692,000) 5,692,000
TOTAL INVESTMENTS—100.0%
(Cost $4,582,292,801) 6,177,100,273
OTHER ASSETS & LIABILITIES, NET—0.0% 257,438
NET ASSETS—100.0% $ 6,177,357,711
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $5,694,738 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $5,805,843.

Lifecycle 2040

Portfolio of Investments August 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2040
Affiliated investment companies $ 5,906,038,140 $ — $ — 265,370,133 $ 6,171,408,273
Short-term investments — 5,692,000 — — 5,692,000
Total $ 5,906,038,140 $ 5,692,000 $ — $ 265,370,133 $ 6,177,100,273
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2045

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
20,700,162 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/14/25; cost $220,255,462) $ 196,858,545
TOTAL DIRECT REAL ESTATE 196,858,545
FIXED INCOME—10.7%
28,021,244 (c)
Nuveen Core Bond Fund, Class W 257,795,441
17,245,611 (c)
Nuveen Core Plus Bond Fund, Class W 159,176,992
2,593,098 (c)
Nuveen Emerging Markets Debt Fund, Class W 23,363,810
2,744,295 (c)
Nuveen High Yield Fund, Class W 24,341,896
2,876,643 (c)
Nuveen International Bond Fund, Class W 25,630,892
TOTAL FIXED INCOME 490,309,031
INTERNATIONAL EQUITY—29.9%
26,149,186 (c)
Nuveen Emerging Markets Equity Fund, Class W 241,879,972
35,941,739 (c)
Nuveen International Equity Fund, Class W 579,380,833
20,894,635 (c)
Nuveen International Opportunities Fund, Class W 351,029,861
14,402,269 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 196,446,943
TOTAL INTERNATIONAL EQUITY 1,368,737,609
U.S. EQUITY—55.0%
23,090,140 (c)
Nuveen Core Equity Fund, Class W 373,136,666
5,655,888 (c)
Nuveen Dividend Growth Fund, Class R6 376,060,015
24,622,547 (c)
Nuveen Dividend Value Fund, Class R6 387,066,445
11,055,401 (c)
Nuveen Growth Opportunities ETF 415,351,415
13,222,374 (c)
Nuveen Large Cap Growth Fund, Class W 416,504,779
15,794,876 (c)
Nuveen Large Cap Value Fund, Class W 387,764,200
3,642,967 (c)
Nuveen Quant Small Cap Equity Fund, Class W 73,223,640
5,514,158 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 90,873,324
TOTAL U.S. EQUITY 2,519,980,484
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,247,979,270) 4,575,885,669
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,385,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 4,385,000
TOTAL REPURCHASE AGREEMENT 4,385,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,385,000) 4,385,000
TOTAL INVESTMENTS—100.0%
(Cost $3,252,364,270) 4,580,270,669
OTHER ASSETS & LIABILITIES, NET—0.0% 1,380,922
NET ASSETS—100.0% $ 4,581,651,591
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $4,387,110 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $4,472,746.

Lifecycle 2045

Portfolio of Investments August 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2045
Affiliated investment companies $ 4,379,027,124 $ — $ — 196,858,545 $ 4,575,885,669
Short-term investments — 4,385,000 — — 4,385,000
Total $ 4,379,027,124 $ 4,385,000 $ — $ 196,858,545 $ 4,580,270,669
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2050

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
16,746,998 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/14/25; cost $178,132,273) $ 159,263,950
TOTAL DIRECT REAL ESTATE 159,263,950
FIXED INCOME—5.8%
12,199,082 (c)
Nuveen Core Bond Fund, Class W 112,231,554
7,490,086 (c)
Nuveen Core Plus Bond Fund, Class W 69,133,497
1,125,887 (c)
Nuveen Emerging Markets Debt Fund, Class W 10,144,245
1,192,513 (c)
Nuveen High Yield Fund, Class W 10,577,589
1,253,264 (c)
Nuveen International Bond Fund, Class W 11,166,584
TOTAL FIXED INCOME 213,253,469
INTERNATIONAL EQUITY—31.6%
22,446,682 (c)
Nuveen Emerging Markets Equity Fund, Class W 207,631,804
30,755,429 (c)
Nuveen International Equity Fund, Class W 495,777,510
17,873,085 (c)
Nuveen International Opportunities Fund, Class W 300,267,824
12,313,947 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 167,962,241
TOTAL INTERNATIONAL EQUITY 1,171,639,379
U.S. EQUITY—58.2%
19,747,832 (c)
Nuveen Core Equity Fund, Class W 319,124,972
4,834,445 (c)
Nuveen Dividend Growth Fund, Class R6 321,442,246
21,110,230 (c)
Nuveen Dividend Value Fund, Class R6 331,852,810
9,452,400 (c)
Nuveen Growth Opportunities ETF 355,126,668
11,334,613 (c)
Nuveen Large Cap Growth Fund, Class W 357,040,305
13,523,315 (c)
Nuveen Large Cap Value Fund, Class W 331,997,390
3,115,081 (c)
Nuveen Quant Small Cap Equity Fund, Class W 62,613,119
4,711,566 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 77,646,605
TOTAL U.S. EQUITY 2,156,844,115
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,630,255,514) 3,701,000,913
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,160,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 4,160,000
TOTAL REPURCHASE AGREEMENT 4,160,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,160,000) 4,160,000
TOTAL INVESTMENTS—100.0%
(Cost $2,634,415,514) 3,705,160,913
OTHER ASSETS & LIABILITIES, NET—0.0% 1,075,599
NET ASSETS—100.0% $ 3,706,236,512
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $4,162,001 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $4,243,231.

Lifecycle 2050

Portfolio of Investments August 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2050
Affiliated investment companies $ 3,541,736,963 $ — $ — 159,263,950 $ 3,701,000,913
Short-term investments — 4,160,000 — — 4,160,000
Total $ 3,541,736,963 $ 4,160,000 $ — $ 159,263,950 $ 3,705,160,913
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2055

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
8,953,374 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/14/25; cost $96,020,199) $ 85,146,586
TOTAL DIRECT REAL ESTATE 85,146,586
FIXED INCOME—4.5%
5,015,573 (c)
Nuveen Core Bond Fund, Class W 46,143,270
3,087,299 (c)
Nuveen Core Plus Bond Fund, Class W 28,495,774
460,721 (c)
Nuveen Emerging Markets Debt Fund, Class W 4,151,099
488,942 (c)
Nuveen High Yield Fund, Class W 4,336,915
515,021 (c)
Nuveen International Bond Fund, Class W 4,588,838
TOTAL FIXED INCOME 87,715,896
INTERNATIONAL EQUITY—32.1%
12,193,976 (c)
Nuveen Emerging Markets Equity Fund, Class W 112,794,280
16,670,989 (c)
Nuveen International Equity Fund, Class W 268,736,348
9,709,448 (c)
Nuveen International Opportunities Fund, Class W 163,118,727
6,679,242 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 91,104,862
TOTAL INTERNATIONAL EQUITY 635,754,217
U.S. EQUITY—59.0%
10,739,116 (c)
Nuveen Core Equity Fund, Class W 173,544,118
2,624,915 (c)
Nuveen Dividend Growth Fund, Class R6 174,530,597
11,424,996 (c)
Nuveen Dividend Value Fund, Class R6 179,600,938
5,122,727 (c)
Nuveen Growth Opportunities ETF 192,460,853
6,146,943 (c)
Nuveen Large Cap Growth Fund, Class W 193,628,706
7,328,645 (c)
Nuveen Large Cap Value Fund, Class W 179,918,228
1,693,334 (c)
Nuveen Quant Small Cap Equity Fund, Class W 34,036,005
2,560,933 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 42,204,179
TOTAL U.S. EQUITY 1,169,923,624
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,458,209,143) 1,978,540,323
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,465,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 2,465,000
TOTAL REPURCHASE AGREEMENT 2,465,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,465,000) 2,465,000
TOTAL INVESTMENTS—100.0%
(Cost $1,460,674,143) 1,981,005,323
OTHER ASSETS & LIABILITIES, NET—0.0% 533,038
NET ASSETS—100.0% $ 1,981,538,361
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $2,466,186 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $2,514,301.

Lifecycle 2055

Portfolio of Investments August 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2055
Affiliated investment companies $ 1,893,393,737 $ — $ — 85,146,586 $ 1,978,540,323
Short-term investments — 2,465,000 — — 2,465,000
Total $ 1,893,393,737 $ 2,465,000 $ — $ 85,146,586 $ 1,981,005,323
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2060

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.3%
4,217,546 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/14/25; cost $45,202,225) $ 40,108,865
TOTAL DIRECT REAL ESTATE 40,108,865
FIXED INCOME—3.2%
1,707,969 (c)
Nuveen Core Bond Fund, Class W 15,713,315
1,052,728 (c)
Nuveen Core Plus Bond Fund, Class W 9,716,683
156,206 (c)
Nuveen Emerging Markets Debt Fund, Class W 1,407,416
167,228 (c)
Nuveen High Yield Fund, Class W 1,483,309
175,046 (c)
Nuveen International Bond Fund, Class W 1,559,662
TOTAL FIXED INCOME 29,880,385
INTERNATIONAL EQUITY—32.5%
5,829,922 (c)
Nuveen Emerging Markets Equity Fund, Class W 53,926,777
7,947,872 (c)
Nuveen International Equity Fund, Class W 128,119,698
4,645,718 (c)
Nuveen International Opportunities Fund, Class W 78,048,059
3,188,379 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 43,489,493
TOTAL INTERNATIONAL EQUITY 303,584,027
U.S. EQUITY—59.8%
5,131,281 (c)
Nuveen Core Equity Fund, Class W 82,921,500
1,253,247 (c)
Nuveen Dividend Growth Fund, Class R6 83,328,373
5,452,303 (c)
Nuveen Dividend Value Fund, Class R6 85,710,198
2,440,146 (c)
Nuveen Growth Opportunities ETF 91,676,285
2,935,121 (c)
Nuveen Large Cap Growth Fund, Class W 92,456,321
3,498,400 (c)
Nuveen Large Cap Value Fund, Class W 85,885,718
807,480 (c)
Nuveen Quant Small Cap Equity Fund, Class W 16,230,354
1,222,989 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 20,154,854
TOTAL U.S. EQUITY 558,363,603
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $721,962,770) 931,936,880
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$1,634,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 1,634,000
TOTAL REPURCHASE AGREEMENT 1,634,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,634,000) 1,634,000
TOTAL INVESTMENTS—100.0%
(Cost $723,596,770) 933,570,880
OTHER ASSETS & LIABILITIES, NET—0.0% 357,531
NET ASSETS—100.0% $ 933,928,411
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $1,634,786 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $1,666,752.

Lifecycle 2060

Portfolio of Investments August 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2060
Affiliated investment companies $ 891,828,015 $ — $ — 40,108,865 $ 931,936,880
Short-term investments — 1,634,000 — — 1,634,000
Total $ 891,828,015 $ 1,634,000 $ — $ 40,108,865 $ 933,570,880
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2025
Lifecycle 2065

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%(a)
DIRECT REAL ESTATE—4.3%
720,534 (b),(c)
Nuveen Real Property Fund LP (purchased 9/30/20-8/14/25; cost $7,495,558) $ 6,852,278
TOTAL DIRECT REAL ESTATE 6,852,278
FIXED INCOME—2.0%
180,394 (c)
Nuveen Core Bond Fund, Class W 1,659,624
111,404 (c)
Nuveen Core Plus Bond Fund, Class W 1,028,261
16,565 (c)
Nuveen Emerging Markets Debt Fund, Class W 149,249
17,724 (c)
Nuveen High Yield Fund, Class W 157,208
18,477 (c)
Nuveen International Bond Fund, Class W 164,633
TOTAL FIXED INCOME 3,158,975
INTERNATIONAL EQUITY—32.8%
1,006,897 (c)
Nuveen Emerging Markets Equity Fund, Class W 9,313,802
1,377,825 (c)
Nuveen International Equity Fund, Class W 22,210,535
803,787 (c)
Nuveen International Opportunities Fund, Class W 13,503,626
552,560 (c)
Nuveen Quant International Small Cap Equity Fund, Class W 7,536,920
TOTAL INTERNATIONAL EQUITY 52,564,883
U.S. EQUITY—60.4%
888,285 (c)
Nuveen Core Equity Fund, Class W 14,354,693
217,070 (c)
Nuveen Dividend Growth Fund, Class R6 14,432,990
943,726 (c)
Nuveen Dividend Value Fund, Class R6 14,835,370
421,553 (c)
Nuveen Growth Opportunities ETF 15,837,746
508,157 (c)
Nuveen Large Cap Growth Fund, Class W 16,006,933
605,655 (c)
Nuveen Large Cap Value Fund, Class W 14,868,834
139,762 (c)
Nuveen Quant Small Cap Equity Fund, Class W 2,809,217
211,362 (c)
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,483,249
TOTAL U.S. EQUITY 96,629,032
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $131,366,664) 159,205,168
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$355,000 (d) Fixed Income Clearing Corporation 4 .330% 09/02/25 355,000
TOTAL REPURCHASE AGREEMENT 355,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $355,000) 355,000
TOTAL INVESTMENTS—99.7%
(Cost $131,721,664) 159,560,168
OTHER ASSETS & LIABILITIES, NET—0.3% 403,649
NET ASSETS—100.0% $ 159,963,817
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $355,171 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $362,103.

Lifecycle 2065

Portfolio of Investments August 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2065
Affiliated investment companies $ 152,352,890 $ — $ — 6,852,278 $ 159,205,168
Short-term investments — 355,000 — — 355,000
Total $ 152,352,890 $ 355,000 $ — $ 6,852,278 $ 159,560,168
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.